Income tax expense_Details of Temporary differences unused tax losses and credits (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		₩ 41,485,000,000		₩ 257,451,000,000		₩ 209,987,000,000
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				(74,482,000,000)
Recognized as comrephensive income (loss)				149,796,000,000
Beginning balance after K-IFRS 1109 adoption				332,765,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		(5,447,000,000)		1,381,000,000
Recognized as income (expense)		(138,000,000,000)		(314,653,000,000)		47,043,000,000
Recognized as other comprehensive income (expense)		7,184,000,000	[1]	21,992,000,000	[2]	421,000,000
Ending balance		(94,778,000,000)		41,485,000,000		₩ 257,451,000,000
Deferred tax liability asset arising from Unused tax losses		21,656,000,000		18,154,000,000
Deferred tax relating to non-controlling interests		₩ 2,737,000,000		₩ 1,429,000,000
Description of composition of other termporary differences		Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 21,656 million Won.	[3]	Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 18,154 million Won.	[4]	Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 15,652 million Won.	[5]
Description of Recognized as other comprehensive income		Includes 2,737 million Won presented on non-controlling interests.	[1]	Includes 1,429 million Won presented on non-controlling interests.	[2]
Gain (loss) on financial assets
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		₩ 372,346,000,000		₩ 479,065,000,000		₩ 407,128,000,000
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				(150,140,000,000)
Recognized as comrephensive income (loss)				149,796,000,000
Beginning balance after K-IFRS 1109 adoption				478,721,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		1,360,000,000		0
Recognized as income (expense)		(91,781,000,000)		(102,170,000,000)		72,945,000,000
Recognized as other comprehensive income (expense)		(3,573,000,000)	[1]	(4,205,000,000)	[2]	(1,008,000,000)
Ending balance		278,352,000,000		372,346,000,000		479,065,000,000
Gain (loss) on valuation using the equity method of accounting
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		28,354,000,000		24,482,000,000		32,859,000,000
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				0
Recognized as comrephensive income (loss)				0
Beginning balance after K-IFRS 1109 adoption				24,482,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		90,000,000		0
Recognized as income (expense)		(17,648,000,000)		3,203,000,000		(6,473,000,000)
Recognized as other comprehensive income (expense)		(83,000,000)	[1]	669,000,000	[2]	(1,904,000,000)
Ending balance		10,713,000,000		28,354,000,000		24,482,000,000
Gain (loss) on valuation of derivatives
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(27,507,000,000)		(10,260,000,000)		(43,818,000,000)
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				(3,990,000,000)
Recognized as comrephensive income (loss)				0
Beginning balance after K-IFRS 1109 adoption				(14,250,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		6,000,000		0
Recognized as income (expense)		(48,217,000,000)		(13,617,000,000)		33,806,000,000
Recognized as other comprehensive income (expense)		306,000,000	[1]	360,000,000	[2]	(248,000,000)
Ending balance		(75,412,000,000)		(27,507,000,000)		(10,260,000,000)
Accrued income
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(55,846,000,000)		(60,987,000,000)		(69,959,000,000)
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				0
Recognized as comrephensive income (loss)				0
Beginning balance after K-IFRS 1109 adoption				(60,987,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		(52,000,000)		621,000,000
Recognized as income (expense)		(10,486,000,000)		4,520,000,000		8,972,000,000
Recognized as other comprehensive income (expense)		0	[1]	0	[2]	0
Ending balance		(66,384,000,000)		(55,846,000,000)		(60,987,000,000)
Provision for loan losses
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(52,345,000,000)		(47,697,000,000)		(46,811,000,000)
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				47,446,000,000
Recognized as comrephensive income (loss)				0
Beginning balance after K-IFRS 1109 adoption				(251,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		0		399,000,000
Recognized as income (expense)		(366,000,000)		(52,493,000,000)		(886,000,000)
Recognized as other comprehensive income (expense)		0	[1]	0	[2]	0
Ending balance		(52,711,000,000)		(52,345,000,000)		(47,697,000,000)
Loan and receivables written off
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		6,672,000,000		9,777,000,000		53,915,000,000
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				0
Recognized as comrephensive income (loss)				0
Beginning balance after K-IFRS 1109 adoption				9,777,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		0		0
Recognized as income (expense)		221,000,000		(3,105,000,000)		(44,138,000,000)
Recognized as other comprehensive income (expense)		0	[1]	0	[2]	0
Ending balance		6,893,000,000		6,672,000,000		9,777,000,000
Loan origination costs and fees
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(154,431,000,000)		(137,320,000,000)		(108,102,000,000)
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				36,000,000
Recognized as comrephensive income (loss)				0
Beginning balance after K-IFRS 1109 adoption				(137,284,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		0		0
Recognized as income (expense)		(8,011,000,000)		(17,147,000,000)		(29,218,000,000)
Recognized as other comprehensive income (expense)		0	[1]	0	[2]	0
Ending balance		(162,442,000,000)		(154,431,000,000)		(137,320,000,000)
Defined benefit liability
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		360,087,000,000		284,234,000,000		225,045,000,000
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				0
Recognized as comrephensive income (loss)				0
Beginning balance after K-IFRS 1109 adoption				284,234,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		1,131,000,000		317,000,000
Recognized as income (expense)		21,234,000,000		43,821,000,000		54,533,000,000
Recognized as other comprehensive income (expense)		13,850,000,000	[1]	31,715,000,000	[2]	4,656,000,000
Ending balance		396,302,000,000		360,087,000,000		284,234,000,000
Deposits with employee retirement insurance trust
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(318,330,000,000)		(287,333,000,000)		(226,321,000,000)
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				0
Recognized as comrephensive income (loss)				0
Beginning balance after K-IFRS 1109 adoption				(287,333,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		(1,131,000,000)		0
Recognized as income (expense)		(62,458,000,000)		(31,092,000,000)		(61,012,000,000)
Recognized as other comprehensive income (expense)		143,000,000	[1]	95,000,000	[2]	0
Ending balance		(381,776,000,000)		(318,330,000,000)		(287,333,000,000)
Provision for guarantee
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		11,374,000,000		30,602,000,000		41,138,000,000
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				1,370,000,000
Recognized as comrephensive income (loss)				0
Beginning balance after K-IFRS 1109 adoption				31,972,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		0		0
Recognized as income (expense)		(3,459,000,000)		(20,598,000,000)		(10,536,000,000)
Recognized as other comprehensive income (expense)		0	[1]	0	[2]	0
Ending balance		7,915,000,000		11,374,000,000		30,602,000,000
Other provision
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		75,194,000,000		45,153,000,000		32,392,000,000
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect				25,879,000,000
Recognized as comrephensive income (loss)				0
Beginning balance after K-IFRS 1109 adoption				71,032,000,000
Changes in deferred tax liability asset [Abstract]
Business combination		76,000,000		0
Recognized as income (expense)		10,958,000,000		4,162,000,000		12,761,000,000
Recognized as other comprehensive income (expense)		2,228,000,000	[1]	0	[2]	0
Ending balance		88,456,000,000		75,194,000,000		45,153,000,000
Others
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance		(204,083,000,000)	[4]	(72,265,000,000)	[6],[7]	(87,479,000,000)	[7]
K-IFRS 1109 adoption effect
Deferred tax recognized as retained earnings due to IFRS 9 adoption effect	[4]			4,917,000,000
Recognized as comrephensive income (loss)	[4]			0
Beginning balance after K-IFRS 1109 adoption	[4]			(67,348,000,000)
Changes in deferred tax liability asset [Abstract]
Business combination		(6,927,000,000)	[3]	44,000,000	[4]
Recognized as income (expense)		72,013,000,000	[3]	(130,137,000,000)	[4]	16,289,000,000	[6],[7]
Recognized as other comprehensive income (expense)		(5,687,000,000)	[1],[3]	(6,642,000,000)	[2],[4]	(1,075,000,000)	[6],[7]
Ending balance		₩ (144,684,000,000)	[3]	₩ (204,083,000,000)	[4]	₩ (72,265,000,000)	[6],[7]

[1]	Includes 2,737 million Won presented on non-controlling interests.
[2]	Includes 1,429 million Won presented on non-controlling interests.
[3]	Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 21,656 million Won.
[4]	Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 18,154 million Won.
[5]	Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 15,652 million Won.
[6]	Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 15,652 million Won.
[7]	Among the deferred tax assets and liabilities classified as 'Others,' the deferred tax asset arising from unused tax losses amounts to 15,652 million Won.